FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details)			3 Months Ended			12 Months Ended
	Oct. 01, 2017 USD ($)	Mar. 30, 2017 CAD	Dec. 31, 2017 CAD CAD / $	Dec. 31, 2017 USD ($)	Mar. 31, 2017 CAD	Dec. 31, 2017 CAD CAD / $		Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($) CAD / $	Oct. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2015 CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Realized foreign exchange (gain) loss						CAD 38,400,000	[1]	CAD (46,500,000)
Long-term debt			CAD 610,500,000			610,500,000		1,560,700,000
Early repayment of borrowings				$ 115,400,000		937,200,000	[2]	104,000,000
Swaps | Financial Crude Oil Contracts:
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Loss on derivative					CAD 12,700,000
Foreign currency swap contract
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Realized foreign exchange (gain) loss						CAD 37,600,000
Currency risk | Foreign currency swap contract | U.S. dollar denominated term notes
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value | $									$ 366,300,000
Price per unit | CAD / $			0.75			0.75			0.75
400 million at 6.35 percent due July 26, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value | $									$ 400,000,000.0		$ 400,000,000
Long-term debt			CAD 0			CAD 0		537,000,000
Early redemption penalty		CAD 37,600,000
Early repayment of borrowings		CAD 1,000,000,000
400 million at 6.35 percent due July 26, 2017 | Foreign currency swap contract
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value | $	$ 365,000,000										$ 300,000,000
Realized foreign exchange (gain) loss			34,800,000		CAD (2,800,000)
265 million at 6.98 percent due August 21, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value | $									$ 265,000,000
Long-term debt			0			0		355,600,000		$ 0
Early redemption penalty | $	$ 265,000,000
Convertible debentures
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face value			0			0
Long-term debt			0			0		126,600,000				CAD 137,000,000
Credit Facility
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Credit facility, maximum borrowing capacity			330,000,000			330,000,000
Long-term debt			109,000,000			109,000,000		0
Floating interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Long-term debt			109,000,000			109,000,000		0
Interest rate risk			CAD 1,100,000			CAD 1,100,000		CAD 0

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.